Federal, State And Local Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Net Deferred Tax Asset (Liability)
The following table summarizes the components of the Company’s net deferred tax asset (liability) at December 31, 2020 and 2019:

	December 31,
(in thousands)	2020	2019
Deferred Tax Assets:
Allowance for credit losses on loans and leases	$53,260	$40,584
Compensation and related benefit obligations	20,760	19,401
Non-accrual interest	672	624
Net operating loss carryforwards	5,682	19,750
Other	17,240	12,169

Gross deferred tax assets	97,614	92,528
Valuation allowance	—	—

Deferred tax asset after valuation allowance	$97,614	$92,528

Deferred Tax Liabilities:
Amortizable intangibles	$(2,775)	$(2,480)
Acquisition accounting and fair value adjustments on securities (including OTTI)	(12,407)	(9,742)
Premises and equipment	(6,385)	(7,578)
Prepaid pension cost	(24,412)	(22,739)
Fair value adjustments on loans	(92,340)	(3,209)
Leases	(370,305)	(237,429)
Other	(8,880)	(10,782)

Gross deferred tax liabilities	$(517,504)	$(293,959)

Net deferred tax liability	$(419,890)	$(201,431)

Income Tax Expense (Benefit)
The following table summarizes the Company’s income tax expense for the years ended December 31, 2020, 2019, and 2018:

	December 31,
(in thousands)	2020	2019	2018
Federal – current	$(147,691)	$4,069	$89,187
State and local – current	5,044	23,382	22,868

Total current	(142,647)	27,451	112,055

Federal – deferred	189,826	100,971	13,058
State and local – deferred	29,516	(158)	10,139

Total deferred	219,342	100,813	23,197

Income tax expense reported in net income	76,695	128,264	135,252
Income tax expense reported in stockholders’ equity related to:
Securities available-for-sale	15,648	16,142	(32,162)
Pension liability adjustments	293	5,033	4,897
Cash flow hedge	(12,852)	333	—
Non-credit portion of OTTI losses	—	—	821
Adoption of ASU 2016-13	(3,972)	—	—

Total income taxes	$75,812	149,772	108,808

Reconciliation of Statutory Federal Income Tax Expense (Benefit) Reported in Net Income to Combined Actual Income Tax Expense (Benefit)
The following table presents a reconciliation of statutory federal income tax expense (benefit) to combined actual income tax expense (benefit) reported in net income for the years ended December 31, 2020, 2019, and 2018:

	December 31,
(in thousands)	2020	2019	2018
Statutory federal income tax at 21%, 21% and 21%, respectively	$123,439	$109,894	$117,111
State and local income taxes, net of federal income tax effect	27,303	18,346	24,451
Effect of tax law changes	(73,103)	—	1,625
Non-deductible FDIC deposit insurance premiums	7,857	6,938	8,852
Effect of tax deductibility of ESOP	(3,208)	(3,163)	(3,116)
Non-taxable income and expense of BOLI	(6,726)	(5,981)	(5,957)
Federal tax credits	(1,290)	(750)	(531)
Adjustments relating to prior tax years	634	373	(7,246)
Other, net	1,789	2,607	63

Total income tax expense	$76,695	$128,264	$135,252

Changes in Liability for Unrecognized Gross Tax Benefits
The following table summarizes changes in the liability for unrecognized gross tax benefits for the years ended December 31, 2020, 2019, and 2018:

	December 31,
(in thousands)	2020	2019	2018
Uncertain tax positions at beginning of year	$35,749	$33,357	$33,681
Additions for tax positions relating to current-year operations	830	925	—
Additions for tax positions relating to prior tax years	1,547	2,036	1,660
Subtractions for tax positions relating to prior tax years	(306)	(569)	(1,984)
Reductions in balance due to settlements	—	—	—

Uncertain tax positions at end of year	$37,820	$35,749	$33,357